Borrowings - Short-term Borrowings and Long-term Borrowings (with Original Maturities of More Than One Year) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 17,877,507	¥ 17,121,362
Unsubordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	16,032,412	15,208,696
Subordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	254,264	254,064
Liabilities associated with securitization transactions [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,221,760	1,272,714
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 369,071	¥ 385,888